ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2019	December 31, 2018
Accounting fees	$77,000	$75,000
Interest payable	15,000	13,000
Accounts receivable credit balances	55,000	34,000
Sales tax payable	142,000	115,000
Deferred compensation	191,000	167,000
Customer Deposits	10,000	25,000
Other current liabilities	52,000	20,000
	$542,000	$449,000